EQ Advisors TrustSM

Prospectus dated May 1, 2005

This Prospectus describes twelve (12) Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Domestic Stock Portfolios

EQ/Bear Stearns Small Company Growth**

EQ/Boston Advisors Equity Income**

EQ/Enterprise Multi-Cap Growth†

EQ/Montag & Caldwell Growth**

EQ/Small Company Value**

EQ/UBS Growth and Income**

Fixed Income Portfolios

EQ/Government Securities**

EQ/Long Term Bond**

EQ/MONY Money Market†

EQ/PIMCO Real Return**

EQ/Short Duration Bond**

Balanced/Hybrid Portfolio

EQ/Enterprise Managed††

*	Not all of these Portfolios may be available in your variable life or annuity product. In addition, certain of these Portfolios may be available only as underlying investment portfolios of The AXA Allocation Portfolios and may not be available directly as an investment option in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
**	Reflects the name of the Portfolio effective May 9, 2005. Please see next page “Overview” for name changes.
†	The Board of Trustees has approved proposals to reorganize these Portfolios into other series of the Trust, subject to shareholder approval. Contractholders will receive proxy materials regarding these proposals. Please see next page “Overview” for additional information.
††	The Board of Trustees has approved a proposal to change the investment strategy of this Portfolio to that of a “fund of funds.” Please see the supplement dated May 1, 2005 to this Prospectus for more information.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 24

(69444)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of fifty-eight (58) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of twelve (12) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) (formerly known as “The Equitable Life Assurance Society of the United States” or “Equitable”), AXA Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. In such circumstances, shareholders would receive notice of such action.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Name Changes
Portfolio Name Prior to May 9, 2005	Portfolio Name On May 9, 2005
EQ/Enterprise Small Company Value	EQ/Small Company Value
EQ/Enterprise Growth	EQ/Montag & Caldwell Growth
EQ/Enterprise Growth and Income	EQ/UBS Growth and Income
EQ/MONY Government Securities	EQ/Government Securities
EQ/MONY Long Term Bond	EQ/Long Term Bond
EQ/Enterprise Total Return	EQ/PIMCO Real Return
EQ/Enterprise Short Duration	EQ/Short Duration Bond
EQ/Enterprise Small Company Growth	EQ/Bear Stearns Small Company Growth
EQ/Enterprise Equity Income	EQ/Boston Advisors Equity Income

Information on Proposed Reorganizations
Existing Portfolio	Surviving Portfolio
EQ/Enterprise Multi-Cap Growth	EQ/Montag & Caldwell Growth
EQ/MONY Money Market	EQ/Money Market

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Bear Stearns Small Company Growth, EQ/Boston Advisors Equity Income, EQ/Small Company Value, EQ/Government Securities, EQ/Long Term Bond, EQ/MONY Money Market and EQ/Short Duration Bond Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. This policy may not be changed without providing sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Government Securities and EQ/Long Term Bond Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•	A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Principal Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Domestic Stock Portfolios

EQ/Bear Stearns Small Company Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. For these purposes, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $10 thousand to $6.2 billion as of December 31, 2004. It is anticipated that at the time of initial investment, the market capitalization of companies for the Portfolio will generally be between $200 million and $2 billion.

The Portfolio invests primarily in common stocks but also may invest in other types of equity securities, including convertible securities.

The Adviser employs a systematic approach to selecting portfolio securities. As part of its systematic approach, the Adviser screens the U.S. equity universe of stocks with market capitalizations between $200 million and $2 billion, low price-to-sales ratios, increasing earnings, and strong price appreciation.

Once a stock has been acquired for the Portfolio, the Adviser may purchase additional shares of such stock for the Portfolio even if the market capitalization of the company exceeds $2 billion, provided that the company’s market capitalization does not exceed the maximum market capitalization of companies included in the Russell 2000 Growth Index at the time of such additional investment.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk
•	Growth Investing Risk
•	Liquidity Risk
•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 13, 2004.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
33.23% (1999 4th Quarter)	–23.21% (2001 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Bear Stearns Small Company Growth Portfolio — Class IB Shares	12.50%	0.62%	9.67%
Russell 2000 Growth Index**,†	14.31%	–3.57%	4.42%
Russell 2000 Index**	18.33%	6.61%	9.83%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.

EQ Advisors Trust	About the investment portfolios	5

Domestic Stock Portfolios (continued)

**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the Russell 2000 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Bear Stearns Small Company Growth Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.43%
Less Fee Waiver/Expense Reimbursement**	(0.13)%
Net Total Annual Portfolio Operating Expenses***	1.30%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$132
3 Years	$440
5 Years	$769
10 Years	$1,702

WHO MANAGES THE PORTFOLIO

Bear Stearns Asset Management Inc. (“Bear Stearns”), 383 Madison Avenue, New York, New York 10179, is the Adviser to the Portfolio. Bear Stearns manages money for corporations, municipal governments, multi-employer endowments, foundations and family groups and has expertise spanning equity, fixed income and alternative investment strategies. Bear Stearns has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2004 total assets under management were $30.98 billion.

James P. O’Shaughnessy manages the Portfolio on a day-to-day basis. Mr. O’Shaughnessy is a Senior Managing Director and Director of Systematic Equity Investments at Bear Stearns. He joined Bear Stearns in 2001 as head of the Systematic Equity team. From 1988 to 2001 Mr. O’Shaughnessy was Chairman and CEO of Netfolio, Inc.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	17.88%	3.87%	4.42%
Russell 1000 Value Index**,†	16.49%	5.27%	6.12%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risk and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

EQ Advisors Trust	About the investment portfolios	7

Domestic Stock Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.21%
Less Fee Waiver/Expense Reimbursement**	(0.16)%
Net Total Annual Portfolio Operating Expenses***	1.05%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$368
5 Years	$650
10 Years	$1,452

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2004 were $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Investment team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, President and Chief Investment Officer of Boston Advisors heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, Senior Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2002. Prior to joining Boston Advisors, Mr. Riley was a Vice President and Portfolio Manager with Babson-United Investment Advisors since 1991.

Shakeel Dewji, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2000. Prior to that time, Mr. Dewji was an Equity Analyst with Morgan Stanley Investment Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolios	EQ Advisors Trust

EQ/Enterprise Multi-Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks in order to achieve its investment objective. The Portfolio may invest in securities of companies of any size. While the Portfolio invests primarily in common stocks, it may also invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants, and securities convertible into common stocks.

The Adviser employs a disciplined process that combines earnings growth and value style investing. In particular, the Portfolio invests in stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 13, 2004.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Multi-Cap Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Multi-Cap Growth Portfolio whose inception date is July 15, 1999, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
16.70% (2003 2nd Quarter)	–22.04% (2000 4th Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Enterprise Multi-Cap Growth Portfolio — Class IB Shares	7.56%	–11.43%	8.92%
Russell 3000 Growth Index**,†	6.93%	–8.87%	–5.61%
S&P 500 Index**	10.88%	–2.30%	–1.26%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolios invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	9

Domestic Stock Portfolios (continued)

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Enterprise Multi-Cap Growth Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.45%
Less Fee Waiver/Expense Reimbursement**	(0.05)%
Net Total Annual Portfolio Operating Expenses***	1.40%
*	Expenses of the Portfolio are based on the expenses of the Portfolio’s predecessor for the last fiscal year restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.20%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$143
3 Years	$454
5 Years	$787
10 Years	$1,731

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326. Montag has been engaged in the business of providing investment counseling to individuals and institutions since 1945 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2004 total assets under management were $28.27 billion.

Ronald E. Canakaris, President and Chief Executive Officer of Montag since 1997, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years experience in the investment industry. He has been President of Montag since 1984.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Growth Investing Risk

•	Small Cap and Mid Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	4.10%	–5.49%	–0.18%
Russell 1000 Growth Index**,†	6.30%	–9.29%	–1.87%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the predecessor portfolio.

EQ Advisors Trust	About the investment portfolios	11

Domestic Stock Portfolios (continued)

**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement**	—%
Net Total Annual Operating Expenses	1.12%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.15%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients were approximately $28.27 billion as of December 31, 2004.

Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 18 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

12	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks.

The Adviser will utilize a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
18.58% (1997 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Small Company Value Portfolio — Class IB Shares	20.93%	10.23%	14.83%
Russell 2000 Value Index**,†	22.25%	17.23%	15.17%
Russell 2000 Index**	18.33%	6.61%	11.54%

EQ Advisors Trust	About the investment portfolios	13

Domestic Stock Portfolios (continued)

*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the Russell 2000 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Small Company Value Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	—%
Net Total Annual Portfolio Operating Expenses***	1.17%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.30%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.16%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

GAMCO Investors, Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’S predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2004, total assets under management for all clients were $28.7 billion.

Mario J. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management ream, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) managed by the Advisor using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	15

Domestic Stock Portfolios (continued)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/UBS Growth and Income Portfolio — Class IB Shares	13.28%	–0.99%	2.65%
Russell 1000 Index**,†	11.40%	–1.76%	2.72%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	On May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement**	(0.11)%
Net Total Annual Portfolio Operating Expenses	1.05%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$358
5 Years	$628
10 Years	$1,399

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2004, assets under management were $57.6 billion.

John Leonard, Thomas M. Cole, Thomas J. Digenan and Scott C. Hazen are the portfolio managers responsible for the day-to-day management of the Portfolio. John Leonard is a Managing Director and Head of North American Equities and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard is the lead Portfolio Manager for the Portfolio and is responsible for allocating the Portfolio among the various managers and analysts. Thomas Cole is a Managing Director and Head of Research, North American Core Equities Managing Director and has held that position for more than five years. He is responsible for the direction and oversight of the research group of the North American core equities team. Mr. Cole joined UBS Global AM as an Investment Professional in 1985. Mr. Digenan is an Executive Director and North American Equity Strategist and has held that position for more than five years. He participates in the analysis and development of U.S. equity portfolios. Mr. Digenan joined UBS Global AM as an Investment Professional in 1993. He has been a North American Equities Strategist since 2001 and prior thereto served as an Executive Director and President, Mutual Funds from 1993 to 2001. Mr. Hazen an Executive Director and North American Equity Strategist since 2004, participates in the analysis and development of U.S. Equity Portfolios. He joined UBS Global AM in 1992 as Executive Director Client Service and Relationship Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolios

EQ/Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees. Specific securities in the Portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of four to eight years and an effective duration between 2 and 4 years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 1, 2003.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc.) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Government Securities Portfolio whose inception date is May 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
4.11% (1995 2nd Quarter)	–1.18% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Government Securities Portfolio — Class IA Shares	1.37%	5.14%	5.46%
Lehman Brothers Intermediate U.S. Government Index*	2.33%	6.57%	6.75%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	17

Fixed Income Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Government Securities Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.75%
Less Fee Waiver/Expense Reimbursement**	—%
Net Total Annual Portfolio Operating Expenses	0.75%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$77
3 Years	$240
5 Years	$417
10 Years	$930

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Fixed Income Institutional Portfolio Management team of Boston Advisors comprised of Todd A. Finkelstein, CFA and David Wheeler, CFA. Each serves as Portfolio Manager and Analyst.

Todd A. Finkelstein, CFA, Senior Vice President and Director of Fixed-Income Investments has been with Boston Advisors in that capacity since 1997. Prior to that time, Mr. Finkelstein was with BankBoston’s Global Asset Management Group.

David Wheeler, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2004. Prior to that time, Mr. Wheeler was with MONY Capital Management since 1993, most recently serving as Managing Director. Mr. Wheeler has 18 years’ investment industry experience.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

18	About the investment portfolios	EQ Advisors Trust

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity of more than eight years under most circumstances and an effective duration between 8 and 15 years. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategy.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 1, 2003.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
10.85% (1995 2nd Quarter)	–6.29% (1996 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IA Shares	7.92%	9.65%	9.02%
Lehman Brothers Long Government/Credit Index*	8.56%	10.46%	9.72%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	19

Fixed Income Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.75%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.75%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$77
3 Years	$240
5 Years	$417
10 Years	$930

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Fixed Income Institutional Portfolio Management team of Boston Advisors comprised of Todd A. Finkelstein, CFA and David Wheeler, CFA. Each serves as Portfolio Manager and Analyst.

Todd A. Finkelstein, CFA, Senior Vice President and Director of Fixed-Income Investments has been with Boston Advisors in that capacity since 1997. Prior to that time, Mr. Finkelstein was with BankBoston’s Global Asset Management Group.

David Wheeler, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2004. Prior to that time, Mr. Wheeler was with MONY Capital Management since 1993, most recently serving as Managing Director. Mr. Wheeler has 18 years’ investment industry experience.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

20	About the investment portfolios	EQ Advisors Trust

EQ/MONY Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income while preserving capital and maintaining liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in high quality short-term money market instruments. The Portfolio invests primarily in U.S. dollar-denominated issues of corporations, U.S. Government and agency obligations, and mortgage-backed and asset-backed securities with remaining maturities of 397 days or less. The dollar-weighted average life to maturity of the securities held in the Portfolio will be 90 days or less. These securities include commercial paper, bankers’ acceptances, certificates of deposit, time deposits, and other debt obligations. The Portfolio holds fixed and floating interest rate instruments. The Portfolio generally does not hold more than 5% of its assets in any one issuer.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 1, 2003.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Money Market Portfolio, a series of the MONY Series Fund, Inc.) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Money Market Portfolio whose inception date is July 29, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
1.58% (2000 3rd Quarter)	0.17% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/MONY Money Market Portfolio — Class IA Shares	0.95%	2.63%	3.93%
30-Day T-Bill*,†	1.33%	2.95%	4.14%
Prime Commercial Rate Paper 30-Day Index*	1.42%	2.80%	4.14%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the Prime Commercial Rate Paper 30-Day Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

For the seven-day period ended December 31, 2004, the Money Market Portfolio’s yield was 1.66% and the effective yield was 1.68%.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/MONY Money Market Portfolio	Class IA Shares
Management Fee	0.40%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.60%
Less Fee Waiver/Expense Reimbursement**	(0.10)%
Net Total Annual Portfolio Operating Expenses	0.50%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.

EQ Advisors Trust	About the investment portfolios	21

Fixed Income Portfolios (continued)

**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$51
3 Years	$182
5 Years	$325
10 Years	$740

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

22	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, known as “junk bonds” rated B or higher by Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last two calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio’s investment objective and investment strategy as of May 1, 2005 differs from that described above.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using investment objectives and strategy, which differ from the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
3.13% (2004 3rd Quarter)	–2.36% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	23

Fixed Income Portfolios (continued)

Average Annual Total Returns*
	One Year	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	4.78%	5.97%
Lehman U.S. Tips Index**,†	8.46%	11.16%
Lehman Brothers U.S. Universal Index**	4.97%	6.76%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005, this index replaced Lehman Brothers U.S. Universal Index as the Portfolio’s benchmark because we feel that this Index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.00%
Less Fee Waiver/Expense Reimbursement**	(0.35)%
Net Total Annual Portfolio Operating Expenses	0.65%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$66
3 Years	$284
5 Years	$518
10 Years	$1,193

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2004, assets under management were $445.7 billion.

John B. Brynjolfsson is responsible for the day-to-day management of the Portfolio. He is a Managing Director and a Portfolio Manager of PIMCO. He joined PIMCO as an investment professional in 1989 and has had portfolio management experience for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Foreign Securities Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2004, the Portfolio’s first calendar year of operations. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 1, 2004.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
1.20% (2004 1st Quarter)	–0.79% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	25

Fixed Income Portfolios (continued)

Average Annual Total Returns*
	One Year	Since Inception
EQ/Short Duration Bond Portfolio — Class IB Shares	1.70%	1.70%
Lehman 1-3 year Government Credit Index**	1.30%	1.69%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IB Shares
Management Fee	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.22%
Less Fee Waiver/Expense Reimbursement**	(0.57)%
Net Total Annual Portfolio Operating Expenses	0.65%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$66
3 Years	$331
5 Years	$615
10 Years	$1,427

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Fixed Income Institutional Portfolio Management team of Boston Advisors comprised of Todd A. Finkelstein, CFA and David Wheeler, CFA. Each serves as Portfolio Manager and Analyst.

Todd A. Finkelstein, CFA, Senior Vice President and Director of Fixed-Income Investments has been with Boston Advisors in that capacity since 1997. Prior to that time, Mr. Finkelstein was with BankBoston’s Global Asset Management Group.

David Wheeler, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2004. Prior to that time, Mr. Wheeler was with MONY Capital Management since 1993, most recently serving as Managing Director. Mr. Wheeler has 18 years’ investment industry experience.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

Balanced/Hybrid Portfolio

EQ/Enterprise Managed Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital over time.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio generally invests at least 65% of its assets in equity securities, 30% in fixed income securities and 5% in cash and cash equivalents. The Portfolio generally invests in the securities of large-cap companies with market capitalization in excess of $10 billion, however, the Portfolio may invest in companies of any size.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, warrants and securities convertible into common stock. The Adviser has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%. In addition, the Portfolio may also invest up to 20% of assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

The Adviser will utilize an investment style that emphasizes common stocks, bonds and cash equivalents. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The strategy for the equity portion of the Portfolio is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Portfolio include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The Adviser may sell a security for a variety or reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Asset Allocation Risk

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
14.64% (1995 2nd Quarter)	–16.42% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	27

Balanced/Hybrid Portfolio (continued)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Enterprise Managed Portfolio — Class IB Shares	8.57%	–1.39%	9.52%
65% S&P 500 Index/30% Lehman Aggregate Bond/5% 3-Month T-Bill**,†	8.47%	1.23%	10.68%
S&P 500 Index**	10.88%	–2.30%	12.07%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolios invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Enterprise Managed Portfolio	Class IB Shares
Management Fee	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement**	(0.10)%
Net Total Annual Portfolio Operating Expenses***	1.05%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$355
5 Years	$623
10 Years	$1,389

WHO MANAGES THE PORTFOLIO

Wellington Management Company LLP (“Wellington Management”), 75 State Street, Boston, Massachusetts 02109, is the Adviser to the Portfolio. Wellington Management has provided investment counseling services since 1928. As of December 31, 2004, Wellington Management had assets under management for all clients of over $470 billion.

The Portfolio is managed by the team of investment professionals consisting of the following members:

Matthew E. Megargel, CFA is a Senior Vice President and Partner of Wellington Management since 1995, joined the firm as an investment professional in 1983. Mr. Megargel has served as portfolio manager for the equity portion of the Portfolio since August 2002.

Maya K. Bittar, CFA joined Wellington Management as a Vice President in 1998 and has been involved in portfolio management and securities analysis for the equity portion of the Portfolio since August 2002.

Jeffrey L. Kripke joined Wellington Management as a Vice President in 2001 and has been involved in portfolio management and securities analysis for the equity portion of the Portfolio since August 2002. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management from 1999 to 2001.

28	About the investment portfolios	EQ Advisors Trust

Francis J. Boggan, CFA joined Wellington Management as a Vice President in 2001 and has been involved in portfolio management and securities analysis for the equity portion of the Portfolio since August 2002. Prior to joining the firm, Mr. Boggan was a Managing Director of Palladian Capital Management in Los Angeles, where he co-managed equity portfolios for pension trusts, foundations, endowments, insurance companies, and individuals from 1998-2000.

Thomas L. Pappas, CFA has been a Senior Vice President of Wellington Management since 1996. Mr. Pappas has served as the portfolio manager for the bond portion of the Portfolio since August 2002.

Scott M. Elliot. Mr. Elliott, a Senior Vice President of Wellington Management since 2002, joined the firm as an investment professional in 1994. Mr. Elliot has been involved in portfolio management and securities analysis for the Portfolio since August 2002 and is responsible for making the asset allocation decisions for the Portfolio.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	29

2. More information on principal risks and benchmarks

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios,” a particular Portfolio may also be subject to the following risks:

Asset Allocation Risk: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio’s assets between debt and equity securities may adversely affect the Portfolio’s value.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the

30	More information on principal risks and benchmarks	EQ Advisors Trust

Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

EQ Advisors Trust	More information on principal risks and benchmarks	31

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/MONY Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger,

32	More information on principal risks and benchmarks	EQ Advisors Trust

more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

EQ Advisors Trust	More information on principal risks and benchmarks	33

Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Lehman U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

The Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

The Lehman Brothers Intermediate U.S. Government Index represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

The Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment- grade U.S. bond market.

The Lehman Brothers Universal Index is an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Index.

Lehman 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Prime Commercial Rate Paper — 30 Day Index is an index of short-term, unsecured promissory notes. They usually are in denominations of $100,000, $250,000, $500,000 or $1 million and reach maturity 90 days from their time of issuance. This rate describes the average of the most representative daily offering rate quoted by dealers for the week closest to the end of each month.

The Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

The Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

The Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

65% S&P 500 Index/30% Lehman Aggregate Bond/5% 3-month T-Bill is made up 65% by the S&P 500 Index, which is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion or the United States stock market, 30% by the Lehman Aggregate Bond Index, which is an index comprised of the U.S. investment-grade fixed-income securities, including U.S. Treasury, mortgage-backed, corporate and “Yankee” bonds (U.S. dollar-denominated bonds issued outside the United States, and 5% 3-month T-Bill.

34	More information on principal risks and benchmarks	EQ Advisors Trust

“Blended” performance numbers (e.g. 65% S&P 500 Index/35% Lehman Aggregate Bond/5% 3-month T-Bill) assume a static mix of the indices. We believe that these indices reflect more closely the market sectors in which certain Portfolios invest.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

30-Day T-Bill. A negotiable debt obligation issued by the United States government and backed by its full faith and credit, having a maturity of 30 days.

EQ Advisors Trust	More information on principal risks and benchmarks	35

3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-eight (58) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of twelve (12) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio’s assets subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust’s Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. Shareholders will receive notice upon the appointment of a new Adviser. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management L.P., or Boston Advisors, Inc., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Statement of Additional Information.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2004 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2004 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2004

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Bear Stearns Small Company Growth*	1.00%	0.13%
EQ/Boston Advisors Equity Income*	0.75%	0.16%
EQ/Enterprise Managed	0.78%	0.10%
EQ/Enterprise Multi-Cap Growth*	1.00%	0.05%
EQ/Government Securities*	0.50%	0.00%
EQ/Long Term Bond*	0.50%	0.00%
EQ/Montag & Caldwell Growth*	0.75%	0.00%
EQ/MONY Money Market*	0.40%	0.10%
EQ/PIMCO Real Return*	0.55%	0.35%
EQ/Short Duration Bond*	0.45%	0.57%
EQ/Small Company Value*	0.80%	0.00%
EQ/UBS Growth and Income*	0.75%	0.11%
*	Includes fees paid by Portfolio’s predecessor.

36	Management of the Trust	EQ Advisors Trust

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2006 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Bear Stearns Small Company Growth†	1.30%
EQ/Boston Advisors Equity Income†	1.05%
EQ/Enterprise Managed†	1.05%
EQ/Enterprise Multi-Cap Growth†	1.40%
EQ/Government Securities†	0.75%
EQ/Long Term Bond†	0.75%
EQ/Montag & Caldwell Growth†	1.15%
EQ/MONY Money Market	0.50%
EQ/PIMCO Real Return†	0.65%
EQ/Short Duration Bond†	0.65%
EQ/Small Company Value†	1.30%
EQ/UBS Growth and Income†	1.05%

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or three years for certain Portfolios, as indicated by a “†” in the above table) of the payment being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management of the Trust	37

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

38	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Portfolio shares by Contractholders. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the Portfolio’s other shareholders or would disrupt the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•	The limits on our ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

AXA Equitable currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s aggregate deposits or aggregate redemptions exceed a certain threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Although AXA Equitable currently provides a letter to

EQ Advisors Trust	Buying and selling shares	39

Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

40	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

•	A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/MONY Money Market Portfolio is valued at amortized cost.

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of a Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Investment Company Securities – shares of open-end mutual funds held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value of fund shares is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of fund shares is determined, may be reflected in the Trust’s calculations of net asset values for certain Portfolios when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	41

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by making distributions. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and distribution requirements. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio has federal tax liability, that could hurt the investment performance. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

42	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price – The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions – Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative – A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification – The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration – A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth – A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis – An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing – An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate – Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization – Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) – The market value of one share of a Portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio – Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio – Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to- earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing – An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility – The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield – The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

EQ Advisors Trust	Glossary of terms	43

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, registered independent public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2004 appears in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/Bear Stearns Small Company Growth Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$7.36		$5.98		$7.87		$8.60		$8.50

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.07)		(0.05)		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.99		1.45		(1.84)		(0.38)		0.20

Total from investment operations	0.92		1.38		(1.89)		(0.43)		0.17

Less distributions:
Distributions from realized gains	—		—		—		(0.30)		(0.07)

Net asset value, end of year	$8.28		$7.36		$5.98		$7.87		$8.60

Total return	12.50%		23.08%		(24.02)%		(3.80)%		1.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$93,964		$83,897		$66,203		$82,591		$82,061
Ratio of expenses to average net assets:
After waivers	1.30%		1.29%		1.12%		1.10%		1.11%
After waivers and fees paid indirectly	1.30%		1.29%		1.12%		1.10%		1.11%
Before waivers and fees paid indirectly	1.43%		1.29%		1.12%		1.10%		1.11%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly	(1.02)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Portfolio turnover rate	199%		85%		37%		40%		47%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$	**	$	**	$	**	$	**

44	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$5.99		$5.27		$4.22		$5.02		$5.69		$5.37

Income from investment operations:
Net investment income	0.01		0.09		0.08		0.07		0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		0.85		1.04		(0.81)		(0.69)		0.26

Total from investment operations	0.16		0.94		1.12		(0.74)		(0.62)		0.34

Less distributions:
Dividends from net investment income	(0.09)		(0.14)		(0.07)		(0.06)		(0.05)		(0.02)

Net asset value, end of period	$6.06		$6.07		$5.27		$4.22		$5.02		$5.69

Total return (b)	1.78%		17.88%		26.65%		(14.76)%		(10.75)%		6.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,151		$92,294		$48,094		$37,716		$40,506		$32,829
Ratio of expenses to average net assets:
After waivers (a)	0.80	%(c)	1.05%		1.05%		0.90%		0.88%		0.88%
After waivers and fees paid indirectly (a)	0.80	%(c)	1.05%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.89	%(c)	1.21%		1.06%		0.90%		0.88%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	1.85	%(c)	1.60%		1.70%		1.44%		1.43%		1.43%
After waivers and fees paid indirectly (a)	1.85	%(c)	1.60%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.76	%(c)	1.44%		1.69%		1.44%		1.43%		1.43%
Portfolio turnover rate	55%		55%		103%		35%		36%		37%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	45

Financial Highlights (cont’d)

EQ/Enterprise Managed Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(b)		2002(b)		2001(b)		2000(b)
Net asset value, beginning of year	$18.27		$15.28		$19.60		$24.19		$36.30

Income from investment operations:
Net investment income	0.29		0.19		0.14		0.13		0.45
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.25		2.99		(4.30)		(3.10)		(0.23)

Total from investment operations	1.54		3.18		(4.16)		(2.97)		0.22

Less distributions:
Dividends from net investment income	(0.53)		(0.19)		(0.16)		(0.48)		(0.75)
Distributions from realized gains	—		—		—		(1.14)		(11.58)

Total dividends and distributions	(0.53)		(0.19)		(0.16)		(1.62)		(12.33)

Net asset value, end of year	$19.28		$18.27		$15.28		$19.60		$24.19

Total return	8.57%		20.91%		(21.20)%		(11.15)%		1.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$639,576		$693,844		$663,595		$1,074,983		$1,452,864
Ratio of expenses to average net assets:
After waivers	1.05%		1.05%		0.88%		0.88%		0.82%
After waivers and fees paid indirectly	1.05%		1.04%		0.85%		0.84%		0.82%
Before waivers and fees paid indirectly	1.15%		1.05%		0.88%		0.88%		0.82%
Ratio of net investment income to average net assets:
After waivers	1.31%		1.13%		0.82%		0.56%		1.44%
After waivers and fees paid indirectly	1.31%		1.14%		0.85%		0.60%		1.44%
Before waivers and fees paid indirectly	1.21%		1.13%		0.82%		0.56%		1.44%
Portfolio turnover rate	67%		71%		109%		141%		19%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$0.02	$	**	$	**	$	**	$	**

46	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Enterprise Multi-Cap Growth Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$7.41		$5.51		$8.43		$10.15		$14.63

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.04)		(0.05)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59		1.94		(2.87)		(1.70)		(4.45)

Total from investment operations	0.56		1.90		(2.92)		(1.72)		(4.47)

Less distributions:
Distributions from realized gains	—		—		—		—		(0.01)

Net asset value, end of year	$7.97		$7.41		$5.51		$8.43		$10.15

Total return	7.56%		34.48%		(34.64)%		(16.95)%		(30.59)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,468		$68,053		$52,586		$99,957		$128,714
Ratio of expenses to average net assets:
After waivers	1.40%		1.30%		1.13%		1.10%		1.10%
After waivers and fees paid indirectly	1.20%		1.30%		1.13%		1.10%		1.10%
Before waivers and fees paid indirectly	1.45%		1.30%		1.13%		1.10%		1.10%
Ratio of net investment loss to average net assets:
After waivers	(0.57)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
After waivers and fees paid indirectly	(0.37)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
Before waivers and fees paid indirectly	(0.62)%		(0.68)%		(0.68)%		(0.23)%		(0.13)%
Portfolio turnover rate	257%		164%		192%		107%		128%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment loss	$— #	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	47

Financial Highlights (cont’d)

EQ/Government Securities Portfolio

	Class IA
	Year Ended December 31,
	2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of year	$11.70	$11.82	$11.46	$11.29	$10.91

Income from investment operations:
Net investment income	0.33	0.31	0.38	0.51	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	(0.11)	0.35	0.21	0.42

Total from investment operations	0.17	0.20	0.73	0.72	1.00

Less distributions:
Dividends from net investment income	(0.66)	(0.32)	(0.37)	(0.55)	(0.62)
Distributions from realized gains	(0.05)	—	—	—	— #

Total dividends and distributions	(0.71)	(0.32)	(0.37)	(0.55)	(0.62)

Net asset value, end of year	$11.16	$11.70	$11.82	$11.46	$11.29

Total return	1.37%	1.70%	6.57%	6.58%	9.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$124,236	$132,972	$139,690	$86,351	$53,409
Ratio of expenses to average net assets:
After fees paid indirectly	N/A	0.66%	0.65%	0.62%	0.61%
Before fees paid indirectly	0.75%	0.66%	0.65%	0.62%	0.61%
Ratio of net investment income to average net assets:
After fees paid indirectly	N/A	2.61%	3.30%	4.48%	5.41%
Before fees paid indirectly	2.64%	2.61%	3.30%	4.48%	5.41%
Portfolio turnover rate	44%	32%	10%	20%	8%

48	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio

	Class IA
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$14.37		$14.53		$13.38		$13.27		$12.32

Income from investment operations:
Net investment income	0.77		0.69		0.68		0.70		0.74
Net realized and unrealized gain on investments and foreign currency transactions	0.32		— #		1.10		0.12		1.08

Total from investment operations	1.09		0.69		1.78		0.82		1.82

Less distributions:
Dividends from net investment income	(1.50)		(0.84)		(0.63)		(0.71)		(0.87)
Distributions from realized gains	(0.42)		(0.01)		—		—		—

Total dividends and distributions	(1.92)		(0.85)		(0.63)		(0.71)		(0.87)

Net asset value, end of year	$13.54		$14.37		$14.53		$13.38		$13.27

Total return	7.92%		4.81%		14.06%		6.28%		15.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$100,561		$108,325		$118,939		$131,717		$102,733
Ratio of expenses to average net assets:
After waivers	0.75%		0.66%		0.64%		0.62%		0.60%
After waivers and fees paid indirectly	N/A		0.66%		0.64%		0.62%		0.59%
Before waivers and fees paid indirectly	0.75%		0.66%		0.64%		0.62%		0.60%
Ratio of net investment income to average net assets:
After waivers	4.69%		4.65%		5.03%		5.25%		6.01%
After waivers and fees paid indirectly	N/A		4.65%		5.03%		5.25%		6.02%
Before waivers and fees paid indirectly	4.69%		4.65%		5.03%		5.25%		6.01%
Portfolio turnover rate	36%		18%		30%		39%		19%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$— #	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	49

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$4.73		$4.64	$3.98	$5.21	$5.99	$6.56

Income from investment operations:
Net investment income	—	#	0.01	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09		0.18	0.67	(1.23)	(0.78)	(0.54)

Total from investment operations	0.09		0.19	0.68	(1.21)	(0.76)	(0.51)

Less distributions:
Dividends from net investment income	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
Distributions from realized gains	—		—	—	—	—	(0.05)

Total dividends and distributions	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.06)

Net asset value, end of period	$4.80		$4.81	$4.64	$3.98	$5.21	$5.99

Total return (b)	0.99%		4.10%	17.05%	(23.26)%	(12.56)%	(7.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,837		$258,854	$265,471	$208,610	$280,279	$319,207
Ratio of expenses to average net assets
After waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Before waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets
After waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Before waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Portfolio turnover rate	58%		58%	40%	42%	52%	56%

50	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MONY Money Market Portfolio

	Class IA
	Year Ended December 31,
	2004	2003(e)			2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$1.00		$1.00			$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01			0.01		0.04		0.06
Net realized and unrealized gain (loss) on investments	—		(0.01)			—		—		—

Total from investment operations	0.01		—			0.01		0.04		0.06

Less distributions:
Dividends from net investment income	(0.01)		(0.01)			(0.01)		(0.04)		(0.06)
Reimbursement by affiliate	—		0.01			—		—		—

Net asset value, end of year	$1.00		$1.00			$1.00		$1.00		$1.00

Total return	0.95%		0.89	%(d)		1.50%		3.80%		6.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$176,881		$235,694			$316,778		$314,937		$268,299
Ratio of expenses to average net assets:
After waivers	0.50%		0.50%			0.50%		0.50%		0.47%
Before waivers	0.60%		0.52%			0.53%		0.51%		0.47%
Ratio of net investment income to average net assets:
After waivers	0.93%		0.90%			1.49%		3.65%		5.93%
Before waivers	0.83%		0.88%			1.46%		3.64%		5.93%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$— #	$	*	*	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	51

Financial Highlights (cont’d)

EQ/PIMCO Real Return Portfolio

	Class IB
	Year Ended December 31,			February 24, 2002* to December 31, 2002(e)
	2004	2003(e)
Net asset value, beginning of period	$10.33		$10.19		$10.00

Income from investment operations:
Net investment income	0.20		0.24		0.34
Net realized and unrealized gain on investments and foreign currency transactions	0.29		0.31		0.35

Total from investment operations	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$10.31		$10.33		$10.19

Total return (b)	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.65%		0.65%		0.65%
Before waivers (a)	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	2.04%		2.26%		3.46%
Before waivers (a)	1.69%		2.09%		3.15%
Portfolio turnover rate	396%		364%		493%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.04	$	**	$	**

52	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Short Duration Bond Portfolio

	Class IB
	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment income	0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.06)		(0.04)

Total from investment operations	0.17		0.11

Less distributions:
Dividends from net investment income	(0.23)		(0.13)

Net asset value, end of period	$9.92		$9.98

Total return (b)	1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,442		$9,767
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%		0.65%
Before waivers and reimbursements (a)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.55%		2.54%
Before waivers and reimbursements (a)	1.98%		2.47%
Portfolio turnover rate	36%		4%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.06	$	* *

EQ Advisors Trust	Financial Highlights	53

Financial Highlights (cont’d)

EQ/Small Company Value Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of year	$23.56	$17.16	$19.59	$26.19	$31.45

Income from investment operations:
Net investment income	0.01	— #	0.03	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.90	6.42	(1.87)	0.21	0.71

Total from investment operations	4.91	6.42	(1.84)	0.29	0.78

Less distributions:
Dividends from net investment income	— #	(0.02)	(0.07)	(0.07)	(0.05)
Distributions from realized gains	(0.72)	—	(0.52)	(6.82)	(5.99)

Total dividends and distributions	(0.72)	(0.02)	(0.59)	(6.89)	(6.04)

Net asset value, end of year	$27.75	$23.56	$17.16	$19.59	$26.19

Total return	20.93%	37.43%	(9.25)%	5.25%	2.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$470,869	$396,914	$306,445	$359,270	$351,270
Ratio of expenses to average net assets:
After waivers	1.17%	1.08%	0.92%	0.90%	0.89%
After waivers and fees paid indirectly	1.16%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.17%	1.08%	0.92%	0.90%	0.89%
Ratio of net investment income to average net assets:
After waivers	0.05%	0.01%	0.14%	0.35%	0.23%
After waivers and fees paid indirectly	0.06%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	0.05%	0.01%	0.14%	0.35%	0.23%
Portfolio turnover rate	10%	8%	10%	29%	41%

54	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/UBS Growth and Income Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$4.99		$3.95		$5.41		$6.20		$6.16

Income from investment operations:
Net investment income	0.05		0.04		0.04		0.05		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61		1.04		(1.45)		(0.79)		(0.01)

Total from investment operations	0.66		1.08		(1.41)		(0.74)		0.06

Less distributions:
Dividends from net investment income	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)
Distributions from realized gains	—		—		—		—		— #

Total dividends and distributions	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)

Net asset value, end of year	$5.56		$4.99		$3.95		$5.41		$6.20

Total return	13.28%		27.56%		(25.95)%		(11.87)%		0.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$132,682		$127,894		$111,429		$172,531		$171,353
Ratio of expenses to average net assets:
After waivers	1.05%		1.03%		0.86%		0.85%		0.85%
Before waivers	1.16%		1.03%		0.86%		0.85%		0.85%
Ratio of net investment income to average net assets:
After waivers	0.91%		0.84%		0.81%		0.92%		1.09%
Before waivers	0.80%		0.84%		0.81%		0.92%		1.09%
Portfolio turnover rate	40%		119%		19%		2%		6%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$0.01	$	* *	$	* *	$	* *	$	* *

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	In 2003, 1.01% of the EQ/MONY Money Market Portfolio’s total return consisted of a voluntary reimbursement by the adviser for a realized investment loss.
(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.

EQ Advisors Trust	Financial Highlights	55

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports – Includes more information about the Portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) – Provides more detailed information about the Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings – A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2005 EQ Advisors Trust